CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY, (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2017	$ 462,211	$ 531	$ 461,680	$ 0
Increase (Decrease) in Stockholders' Equity
Net income	(44,387)	0	0	(44,387)
Cash dividend declared	55,814	0	55,814	0
Amortization of stock based compensation	492	0	492	0
Stock Repurchased and Retired During Period, Value	(26,423)	(40)	(26,383)	0
Balances at Dec. 31, 2018	$ 336,079	491	379,975	(44,387)
Common Stock Shares Outstanding, Beginning Balance at Dec. 31, 2017	53,062,000
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period Shares Share Based Compensation	49,000
Stock Repurchased and Retired During Period, Shares	3,979,000
Common Stock Shares Outstanding, Ending Balance at Dec. 31, 2018	49,132,000
Increase (Decrease) in Stockholders' Equity
Net income	$ 24,265	0	0	24,265
Cash dividend declared	54,421	0	54,421	0
Issuance of common stock pursuant to public offerings, net	92,314	145	92,169	0
Amortization of stock based compensation	294	0	294	0
Stock Repurchased and Retired During Period, Value	(3,024)	(5)	(3,019)	0
Balances at Dec. 31, 2019	$ 395,507	631	414,998	(20,122)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period Shares New Issues	14,377,126
Stock Issued During Period Shares Share Based Compensation	23,000
Stock Repurchased and Retired During Period, Shares	470,000
Common Stock Shares Outstanding, Ending Balance at Dec. 31, 2019	63,062,000
Increase (Decrease) in Stockholders' Equity
Net income	$ 2,128	0	0	2,128
Cash dividend declared	53,570	0	53,570	0
Issuance of common stock pursuant to public offerings, net	71,050	130	70,920	0
Amortization of stock based compensation	244	0	244	0
Stock Repurchased and Retired During Period, Value	(68)	0	(68)	0
Balances at Dec. 31, 2020	$ 415,291	$ 761	$ 432,524	$ (17,994)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period Shares New Issues	13,019,240
Stock Issued During Period Shares Share Based Compensation	12,000
Stock Repurchased and Retired During Period, Shares	19,891
Common Stock Shares Outstanding, Ending Balance at Dec. 31, 2020	76,073,000